Structured Entities - Other Unconsolidated Bank-Sponsored Entities - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of unconsolidated structured entities [line items]
Revenue	$ 31,416	$ 31,252
Unconsolidated bank sponsored entities [member]
Disclosure of unconsolidated structured entities [line items]
Revenue	$ 2,486	$ 2,604